U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1. Name and address of issuer:
		Special Money Market Fund, Inc.
		100 Mulberry Street, Gateway Center Three
		Newark, NJ 07102-4077.

2.  	Name of each series or class of securities for which 	this Form is
filed (If the Form is being filed for all 	series and classes of securities
of the issuer, check 	the box but do not list series or classes): [X]

3.	Investment Company Act File Number: 811-5951.
Securities Act File Number: 33-31603.

4.(a) Last day of fiscal year for which this notice is filed: June 30, 2001.

  (b) [ ] Check box if this Form is being filed late
(i.e. more than 90 calendar
days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

  (c) [ ] Check box if this is the last time the issuer will be filing this Form.

     5. Calculation of registration fee:
 (i) Aggregate sale price of securities
  sold during the fiscal year in
  reliance on rule 24(f): 				$639,919,974

(ii) Aggregate price of securities
redeemed or repurchased during the
fiscal year if applicable):				$640,736,204

(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission.			$95,711,333

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)].			$736,447,537

(v) Net sales - If item 5(i)is greater
than Item 5 (iv) [subtract item 5(iv)
from item 5(i).						$-0-

(vi)  Redemption credits available for use
in future years.-if item 5(i)is less
than item 5(iv) [subtract item 5(i)
from item (5(iv)]					$96,527,563

(vii)  Multiplier for determining
registration fee. (See instruction C.9):	X.000250

(viii)  Registration fee due [multiply item
5(v) by item 5 (vii)] enter -0- if
no fee is due.
	=$-0-

6.  Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
		     - 0 -
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:         - 0 -

7.  Interest due - if this Form is being filed
more than 90 days after the end of the
issuer's fiscal year (See Instruction D):		     +$-0-

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=$-0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
			[ ]	Wire Transfer
			[ ]	Mail or other means
	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



	By (Signature and Title) /s/ Jonathan D. Shain
						    Jonathan D. Shain
						    Secretary



	Date: September 10, 2001











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